Accrued Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Professional fees			$ 8,282		$ 9,184	$ 9,184	$ 8,282
Accrued sales tax/VAT			4,404		7,666	7,666	4,404
Accrued royalties			2,086		2,933	2,933	2,086
Accrued tax			2,481		7,690	7,690	2,481
Accrued interest			491		6,730	6,730	491
Accrued Virtual, on-demand and classroom related costs					5,777	5,777
Accrued accounts payable					3,073	3,073
Refundable payments					2,546	2,546
Other accrued liabilities			2,359		2,158	2,158	2,359
Total accrued expenses			$ 20,103	$ 12,605	$ 47,757	$ 47,757	$ 20,103
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor